Segment information	12 Months Ended
Dec. 31, 2018
Segment information
4 Segment information
The Group is a global financial services company domiciled in Switzerland and serves its clients through three regionally focused divisions: Swiss Universal Bank, International Wealth Management and Asia Pacific. These regional businesses are supported by two other divisions specialized in investment banking capabilities: Global Markets and Investment Banking & Capital Markets. As of December 31, 2018, Strategic Resolution Unit consolidates the remaining portfolios from the former non-strategic units plus additional businesses and positions that do not fit with the strategic direction.
The segment information reflects the Group’s six reportable segments, which are managed and reported on a pre-tax basis, as follows:
– The Swiss Universal Bank division offers comprehensive advice and a wide range of financial solutions to private, corporate and institutional clients primarily domiciled in the Group’s home market Switzerland. The Private Clients business has a leading franchise in the Group’s home market and serves ultra-high-net-worth individual, high-net-worth individual, affluent and retail clients. The Corporate & Institutional Clients business serves large corporate clients, small and medium-sized enterprises, institutional clients, external asset managers, financial institutions and commodity traders.
– The International Wealth Management division through its Private Banking business offers comprehensive advisory services and tailored investment and financing solutions to wealthy private clients and external asset managers in Europe, the Middle East, Africa and Latin America. The Asset Management business offers investment solutions and services globally to a broad range of clients, including pension funds, governments, foundations and endowments, corporations and individuals.
– In the Asia Pacific division, the wealth management, financing and underwriting and advisory teams work closely together to deliver integrated advisory services and solutions to target ultra-high-net-worth, entrepreneur and corporate clients. The Wealth Management & Connected business combines activities in wealth management with the financing, underwriting and advisory activities. The Markets business represents the Group’s equities and fixed income sales and trading businesses, which support the wealth management activities, but also deals extensively with a broader range of institutional clients.
– The Global Markets division offers a broad range of financial products and services to client-driven businesses and also supports the Group’s global wealth management businesses and their clients. The suite of products and services includes global securities sales, trading and execution, prime brokerage and comprehensive investment research. Clients include financial institutions, corporations, governments, institutional investors, such as pension funds and hedge funds, and private individuals around the world.
– The Investment Banking & Capital Markets division offers a broad range of investment banking services to corporations, financial institutions, financial sponsors and ultra-high-net-worth individuals and sovereign clients. The range of products and services includes advisory services related to mergers and acquisitions, divestitures, takeover defense mandates, business restructurings and spin-offs. The division also engages in debt and equity underwriting of public securities offerings and private placements.
– The Strategic Resolution Unit was created to facilitate the immediate right-sizing of the business divisions from a capital perspective and included remaining portfolios from the former non-strategic units plus transfers of additional exposures from the business divisions. The Strategic Resolution Unit also included noncontrolling interest-related revenues and expenses resulting from the consolidation of certain private equity funds and other entities in which the Group did not have a significant economic interest (SEI) in such revenues and expenses. The consolidation of these entities did not affect net income attributable to shareholders as the amounts recorded in net revenues and total operating expenses were offset by corresponding amounts reported as noncontrolling interests. Beginning in 2019, the Strategic Resolution Unit has ceased to exist as a separate division of the Group.
Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, the Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.
Revenue sharing and cost allocation
Responsibility for each product is allocated to a specific segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis. The aim of revenue-sharing and service level agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, human resources, legal, compliance, risk management and IT are provided by corporate functions, and the related costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.
Funding
The Group centrally manages its funding activities. New securities for funding and capital purposes are issued primarily by Credit Suisse AG, the direct bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.
Transfer pricing, using market rates, is used to record net revenues and expenses in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate funding costs to its businesses in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet usages and off-balance sheet contingencies. The funds transfer pricing framework ensures the full funding costs allocation under normal business conditions, but it is of even greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this framework, the Group’s businesses are also credited to the extent they provide long-term stable funding.
Net revenues and income/(loss) before taxes
in	2018	2017	2016
Net revenues (CHF million)
Swiss Universal Bank	5,564	5,396	5,759
International Wealth Management	5,414	5,111	4,698
Asia Pacific	3,393	3,504	3,597
Global Markets	4,980	5,551	5,497
Investment Banking & Capital Markets	2,177	2,139	1,972
Strategic Resolution Unit	(708)	(886)	(1,271)
Corporate Center	100	85	71
Net revenues	20,920	20,900	20,323
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,125	1,765	2,025
International Wealth Management	1,705	1,351	1,121
Asia Pacific	664	729	725
Global Markets	154	450	48
Investment Banking & Capital Markets	344	369	261
Strategic Resolution Unit	(1,381)	(2,135)	(5,759)
Corporate Center	(239)	(736)	(687)
Income/(loss) before taxes	3,372	1,793	(2,266)
Total assets
end of	2018	2017
Total assets (CHF million)
Swiss Universal Bank	224,301	228,857
International Wealth Management	91,835	94,753
Asia Pacific	99,809	96,497
Global Markets	211,530	242,159
Investment Banking & Capital Markets	16,156	20,803
Strategic Resolution Unit	20,874	45,629
Corporate Center	104,411	67,591
Total assets	768,916	796,289
Net revenues and income/(loss) before taxes by geographical location
in	2018	2017	2016
Net revenues (CHF million)
Switzerland	7,646	7,775	8,426
EMEA	1,686	1,231	2,064
Americas	8,731	8,928	7,217
Asia Pacific	2,857	2,966	2,616
Net revenues	20,920	20,900	20,323
Income/(loss) before taxes (CHF million)
Switzerland	1,924	1,736	2,111
EMEA	(2,082)	(2,769)	(2,460)
Americas	3,452	2,746	(1,573)
Asia Pacific	78	80	(344)
Income/(loss) before taxes	3,372	1,793	(2,266)
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.
Total assets by geographical location
end of	2018	2017
Total assets (CHF million)
Switzerland	234,291	241,757
EMEA	149,400	154,023
Americas	309,616	318,405
Asia Pacific	75,609	82,104
Total assets	768,916	796,289
The designation of total assets by region is based upon customer domicile.

Bank
Segment information
4 Segment information
For the purposes of the presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank.
> Refer to “Note 4 – Segment information” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Net revenues and income/(loss) before taxes
in	2018	2017	2016
Net revenues (CHF million)
Swiss Universal Bank	5,564	5,396	5,759
International Wealth Management	5,414	5,111	4,698
Asia Pacific	3,393	3,504	3,597
Global Markets	4,980	5,551	5,497
Investment Banking & Capital Markets	2,177	2,139	1,972
Strategic Resolution Unit	(708)	(886)	(1,271)
Adjustments [1]	0	150	141
Net revenues	20,820	20,965	20,393
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,125	1,765	2,025
International Wealth Management	1,705	1,351	1,121
Asia Pacific	664	729	725
Global Markets	154	450	48
Investment Banking & Capital Markets	344	369	261
Strategic Resolution Unit	(1,381)	(2,135)	(5,759)
Adjustments [1]	(755)	(976)	(910)
Income/(loss) before taxes	2,856	1,553	(2,489)
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Total assets
end of	2018	2017
Total assets (CHF million)
Swiss Universal Bank	224,301	228,857
International Wealth Management	91,835	94,753
Asia Pacific	99,809	96,497
Global Markets	211,530	242,159
Investment Banking & Capital Markets	16,156	20,803
Strategic Resolution Unit	20,874	45,629
Adjustments [1]	107,564	69,674
Total assets	772,069	798,372
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) before taxes by geographical location
in	2018	2017	2016
Net revenues (CHF million)
Switzerland	8,047	8,015	8,484
EMEA	1,164	1,042	2,036
Americas	8,750	8,952	7,267
Asia Pacific	2,859	2,956	2,606
Net revenues	20,820	20,965	20,393
Income/(loss) before taxes (CHF million)
Switzerland	1,927	1,648	1,955
EMEA	(2,520)	(2,825)	(2,487)
Americas	3,344	2,660	(1,602)
Asia Pacific	105	70	(355)
Income/(loss) before taxes	2,856	1,553	(2,489)
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.
Total assets by geographical location
end of	2018	2017
Total assets (CHF million)
Switzerland	237,200	243,767
EMEA	149,715	154,179
Americas	309,616	318,358
Asia Pacific	75,538	82,068
Total assets	772,069	798,372
The designation of total assets by region is based upon customer domicile.